ACCOUNTS AND OTHER RECEIVABLES (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	$ 303	$ 149
Other non-current receivables	103	90
Accounts and other receivables	406	239
GST and HST receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	231	71
Quebec mining tax receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	0	61
Other receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	72	17
Mexican VAT receivable
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Other non-current receivables	$ 103	$ 90